LEASES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Components of operating leases [Abstract]
Operating lease cost		$ 1,780	$ 2,217
Variable lease cost		69	142
Short-term lease cost		36	19
Total		1,885	2,378
Supplemental balance sheet information related to operating leases [Abstract]
Lease right of use asset	[1]	$ 7,646	$ 8,282
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]		us-gaap:OtherAssets	us-gaap:OtherAssets
Lease liabilities	[2]	$ 7,868	$ 8,304
Operating Lease, Liability, Statement of Financial Position [Extensible List]		us-gaap:OtherLiabilities	us-gaap:OtherLiabilities
Weighted average remaining lease term (years)		7 years 1 month 13 days	7 years 5 months 19 days
Weighted average discount rate		2.40%	2.80%
Maturities of lease liabilities [Abstract]
2021		$ 1,669
2022		1,489
2023		1,222
2024		815
2025		809
2026 and thereafter		2,525
Total lease payments		8,529
Less imputed interest		(661)
Total	[2]	$ 7,868	$ 8,304

[1]	Included in Accrued income and other assets in our Consolidated Statements of Financial Condition.
[2]	Included in Accrued expenses and other liabilities in our Consolidated Statements of Financial Condition.